Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets:
Deferred Compensation	$ 498,764	$ 434,881
Provision for Loan Losses	1,978,481	1,769,574
Other Real Estate Owned	18,283	23,676
Net Fees Deferred for Financial Reporting	73,892	69,000
Net Operating Losses	333,301	312,412
Other	240,724	253,731
Total Gross Deferred Tax Assets	3,143,445	2,863,274
Less: Valuation Allowance	(333,301)	(312,412)
Net Deferred Tax Assets	2,810,144	2,550,862
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	71,717	71,621
Depreciation	507,601	345,462
Prepaid Expenses	36,837	26,605
Unrealized Loss on Securities Available for Sale	10,487	1,182,967
Total Gross Deferred Tax Liability	626,642	1,626,655
Net Deferred Tax Asset	2,183,502	$ 924,207
Valuation Allowance, Deferred Tax Asset, Change in Amount	21,000
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000